Other liabilities - Derivative - financial instruments Fair value (Details) € in Thousands	Dec. 31, 2024 EUR (€)
Foreign currency swaps
Derivative financial instruments
Financial liabilities	€ 258
Foreign currency forwards
Derivative financial instruments
Financial liabilities	95
Level II | Foreign currency swaps
Derivative financial instruments
Financial liabilities	258
Level II | Foreign currency forwards
Derivative financial instruments
Financial liabilities	€ 95